Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Notes Payable [Abstract]
Outstanding Long-Term Borrowings Remaining Maturities
The outstanding long-term borrowings had the following remaining maturities as of the dates indicated (dollars in thousands):

Long-Term Borrowings Repayment Characteristics

As of December 31, 2019

	2020	2021	2022	2023	2024	Total
MSR Term Facility
Borrowings under MSR Term Facility	$2,000	$2,000	$10,996	$-	$-	$14,996
MSR Revolver
Borrowings under MSR Revolver Facility	$-	$55,500	$-	$-	$-	$55,500
Fannie Mae MSR Financing Facility
Borrowings under Fannie Mae MSR Financing Facility	$-	$97,000	$-	$-	$-	$97,000
Total	$2,000	$154,500	$10,996	$-	$-	$167,496

As of December 31, 2018

	2019	2020	2021	2022	2023	Total
MSR Term Facility
Borrowings under MSR Term Facility	$2,000	$2,000	$2,000	$10,996	$-	$16,996
MSR Financing Facility
Borrowings under MSR Financing Facility	$-	$6,195	$90,305	$-	$-	$96,500
MSR Revolver
Borrowings under MSR Revolver Facility	$-	$-	$45,000	$-	$-	$45,000
Total	$2,000	$8,195	$137,305	$10,996	$-	$158,496